Share-based Compensation - RSU activity (Details) - Restricted Stock - American Depositary Shares - $ / shares	1 Months Ended	6 Months Ended
	Feb. 28, 2026	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning balance		3,616,901	4,185,488
Granted		0	2,501,632
Clawback		0	(201,665)
Vested		(1,375,957)	(269,257)
Forfeited / Waived	(130,118)	(363,025)	(1,569,424)
Outstanding, ending balance		1,877,919	4,646,774
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		$ 1.77	$ 3.43
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		0	1.01
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Clawback In Period Weighted Average Grant Date Fair Value		0	3.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		1.81	3.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		1.82	3.45
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		$ 1.74	$ 2.07
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation		450,592	67,465